Long Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2022
Disclosure of other liabilities [Abstract]
LONG TERM LIABILITIES TO BANKS AND OTHERS

Note 14:- Long term Liabilities to Banks and Others

a.	Long term liabilities to banks and others are comprised of the following as of the below dates:

		Long-term liabilities	Current maturities	Long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
Interest rate %	Currency	December 31, 2022			December 31, 2021
1.4%-5%	NIS (Unlinked)	167,258	78,726	$88,532	$145,979
2.1%+LIBOR-SOFR+2.25%	USD (Unlinked) and NIS Linked to USD	36,407	9,065	27,342	11,250
		203,665	87,791	$115,874	$157,229

b.	Maturity dates:

	December 31,
	2022	2021
First year (current maturities)	$87,791	$89,230
Second year	67,956	76,627
Third year	32,430	51,835
Fourth year	9,998	22,716
Fifth year and thereafter	5,490	6,051
	$203,665	$246,459

c.	Details of liens, guarantees and credit facilities are described in Note 20.